Average Annual Total Returns - FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO - FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Premium Class - Return Before Taxes
	Jun. 29, 2024
Average Annual Return:
Past 1 year	4.88%
Past 5 years	1.69%
Since Inception	1.23%	[1]

[1]	A From April 6, 2015 .